Income Taxes - Schedule of income before income taxes (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Income Taxes
Income before taxes and income from equity in affiliates	¥ 856,425	$ 122,466	¥ 867,605	¥ 1,209,247
Mainland China
Income Taxes
Income before taxes and income from equity in affiliates	262,453	37,530	493,222	283,045
Hong Kong
Income Taxes
Income before taxes and income from equity in affiliates	326,646	46,710	237,512	743,619
Cayman Islands
Income Taxes
Income before taxes and income from equity in affiliates	155,896	22,293	13,409	6,537
Others
Income Taxes
Income before taxes and income from equity in affiliates	¥ 111,430	$ 15,933	¥ 123,462	¥ 176,046